Related Party Transactions - Key Management Compensation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Disclosure of transactions between related parties [abstract]
Salaries and related payroll taxes	$ 13,862	$ 13,718	$ 11,518
Short-term employee benefits	768	718	683
Retirement plan contributions	293	257	235
Long-term incentives, including stock-based payments	4,980	3,131	2,577
Termination benefits	634	128	0
Other	733	96	291
Total key management compensation	$ 21,270	$ 18,048	$ 15,304
Number of key management employees at December 31 | employee	24,000	26,000	25,000